Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 06, 2022	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Related party payable			$ 500		$ 500		$ 500
Agreement term period		12 months
Cash fee		$ 1,425
Converted shares (in Shares)						871,256	871,256
Expense related to consulting agreement			595	$ 1,486	$ 2,676	$ 1,486
Additional payment to related party							$ 834	$ 150
Treasury stock, common shares (in Shares)					80,000
Expenses recognized amount							$ 5,649
Company loan, description							The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to the Closing of the Business Combination.
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)		1,500,000
Aggregate principal amount	$ 1,160
Per share of aggregate principal amount (in Dollars per share)	$ 0.035
Contractor Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses recognized amount			$ 15		$ 30		$ 29
Dr. Khaleghi [Member]
Related Party Transactions (Details) [Line Items]
Additional payment to related party				$ 27	$ 0	$ 54	$ 99	$ 18
Treasury stock, common shares (in Shares)							80,000